Debt (Schedule of Maturities of Long-term Debt) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Long-term Debt, by Maturity [Abstract]
2014		$ 127.6
2015		163.3
2016		116.0
2017		532.1
2018		228.0
2019		36.2
2020 – 2024		104.6
2025 – 2029		56.8
2030 – 2034		22.3
2035 – 2036		6.4
Total debt	$ 1,608.0	$ 1,393.3	$ 1,325.0